Financial instruments and risk management (Tables)	3 Months Ended
Mar. 31, 2026
Financial Instruments and Risk Management [Abstract]
Financial Instruments - Classification
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	03/31/2026	12/31/2025
Assets
Amortized cost
Cash and cash equivalents	9	12,176,019	15,179,753
Trade accounts receivable	11	5,766,623	6,560,607
Other assets (1)		595,039	595,069
		18,537,681	22,335,429
Fair value through other comprehensive income
Investments (2)	18.1	864,524	901,181
		864,524	901,181
Fair value through profit or loss
Derivative financial instruments (3)	4.5.1	11,895,759	9,571,661
Marketable securities (4)	10	10,503,715	10,252,454
		22,399,474	19,824,115
		41,801,679	43,060,725
Liabilities
Amortized cost
Trade accounts payable	21	4,981,256	5,141,386
Loans, financing and debentures	22.1	90,735,617	94,801,257
Lease liabilities	23.2	6,763,902	6,929,890
Dividends payable		12,855	1,393,121
Other liabilities (1)		221,110	236,724
		102,714,740	108,502,378
Fair value through profit or loss
Derivative financial instruments (3)	4.5.1	8,581,757	9,341,349
		8,581,757	9,341,349
		111,296,497	117,843,727
		69,494,818	74,783,002
(1)Includes only items classified as financial instruments.
(2)Investments in publicly traded companies are classified as Level 1 in the fair value hierarchy and total R$ 831,600 as of March 31, 2026 (R$ 865,986 as of December 31, 2025). Investments in privately held companies are classified as Level 3 and total R$32,924 as of March 31, 2026 (R$35,195 as of December 31, 2025).
(3)Financial instruments classified as Level 2 in the fair value hierarchy.
(4)Government securities are financial instruments classified as Level 1 in the fair value hierarchy and total R$ 1,298,243 as of March 31, 2026 (R$1,274,439 as of December 31, 2025). Private securities, investment funds, and other financial investments are classified as Level 2 in the fair value hierarchy and total R$ 9,205,472 as of March 31, 2026 (R$8,978,015 as of December 31, 2025).

Financial Instruments - Fair Value
The estimated fair values of loans and financing are set forth below:

	Yield used to discount/methodology	03/31/2026	12/31/2025
Quoted in the secondary market
In foreign currency
Bonds (1)	Secondary Market	39,077,766	42,223,976
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	17,344,704	18,404,795
Assets Financing	SOFR	238,833	277,172
IFC - International Finance Corporation	SOFR	5,137,756	5,442,675
ECA - Export Credit Agency	SOFR	1,860,820	1,979,202
Panda Bonds - CNY	Fixed	1,910,093	1,964,329
In local currency
BNDES – TJLP	DI 1	75,327	95,167
BNDES – TLP	DI 1	4,192,908	4,193,766
BNDES – Fixed	DI 1	5,313
BNDES – TR	DI 1	89,170	90,356
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	499,308	547,000
BNDES – UMBNDES	DI 2	252,407	253,500
Assets Financing	DI 1	46,254	49,911
Debentures	DI 1/IPCA	11,342,213	10,873,596
NCE (“Export Credit Notes”)	DI 1	105,376	105,865
NCR (“Rural Credit Notes”)	DI 1	5,509,365	5,520,478
CPR ("Rural Product Note")	DI 1	3,101,240	1,472,697
ECO INVEST – Agroindustrial Credit	DI 1	345,644	334,422
		91,134,497	93,828,907
(1) The fair value presented in the Financial Statements as of December 31, 2025 did not include one of the 2029 Bond series, in the amount of R$ 5,568,313. Considering the inclusion of this amount, the fair value previously reported as of December 31,2025, in the amount of R$ 36,655,663, was revised to R$ 42,223,976.

Financial Instrument - Liquidity risk

						03/31/2026
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	4,981,256	4,981,256	4,981,256
Loans, financing and debentures	90,735,617	134,683,728	6,123,048	10,714,381	62,694,071	55,152,228
Lease liabilities	6,763,902	11,893,716	1,677,577	1,223,232	3,114,107	5,878,800
Derivative financial instruments	8,581,757	14,131,736	1,159,582	1,040,511	4,212,549	7,719,094
Dividends payable	12,855	12,855	12,855
Other liabilities	221,110	221,110	55,717	90,436	74,957
	111,296,497	165,924,401	14,010,035	13,068,560	70,095,684	68,750,122

						12/31/2025
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,141,386	5,141,386	5,141,386
Loans, financing and debentures	94,801,257	136,586,565	5,690,098	16,894,643	46,428,491	67,573,333
Lease liabilities	6,929,890	13,281,230	2,761,632	1,235,951	3,161,325	6,122,322
Derivative financial instruments	9,341,349	13,741,567	1,139,273	849,920	3,815,705	7,936,669
Dividends payable	1,393,121	1,393,121	1,393,121
Other liabilities	236,724	256,992	69,458	111,323	76,211
	117,843,727	170,400,861	16,194,968	19,091,837	53,481,732	81,632,324

Financial Instruments - Exchange rate risk management
The assets and liabilities that are exposed to foreign currency, substantially in US$, are set forth below:

	Consolidated
	Sensitivity analysis Exchange rate risk (Effect on profit or loss)
	Base value Probable 03/31/2026	Possible (25%)	Remote (50%)	Balance as of 12/31/2025
Cash and cash equivalents	8,707,419	(2,176,855)	(4,353,710)	11,919,897
Marketable securities	533,780	(133,445)	(266,890)	427,329
Trade accounts receivable	4,079,784	(1,019,946)	(2,039,892)	4,705,509
Trade accounts payable	(810,849)	(202,712)	(405,425)	(1,075,590)
Loans and financing	(66,085,589)	(16,521,397)	(33,042,795)	(70,357,356)
Other liabilities	(63,890)	(15,973)	(31,945)	(66,446)
Derivative financial instruments
Derivative options	2,389,964	(4,573,200)	(10,215,031)	979,706
Derivative swaps	476,472	(3,307,337)	(6,616,299)	(851,428)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	43,027	(43,027)	(43,027)	24,355
Embedded derivatives	25,642	(201,732)	(403,464)	112,058
Commodity Derivatives	378,898	(94,776)	(189,511)	(34,379)

	Consolidated
	Sensitivity analysis Interest rate risk (Effect on profit or loss)
	Base value Probable 03/31/2026	Possible (25%)	Remote (50%)	Balance as of 12/31/2025
CDI/SELIC
Cash and cash equivalents	3,434,978	(125,806)	(251,612)	3,204,403
Marketable securities	8,019,304	(298,719)	(597,438)	7,917,258
Loans and financing	8,872,237	(324,946)	(649,891)	8,825,045
Derivative financial instruments	2,866,436	(1,300,573)	(2,445,303)	128,277
Derivative options	2,389,964	(654,459)	(1,256,399)	979,705
Derivative swaps	476,472	(646,114)	(1,188,904)	(851,428)
TJLP
Loans and financing	79,499	(1,826)	(3,653)	101,302
SOFR
Loans and financing	23,897,418	(219,856)	(439,712)	25,195,489
Derivative swaps	476,472	(130,162)	(253,566)	(851,428)

Financial Instruments - sensitivity analysis
The following table sets out the possible impacts, assuming these scenarios in absolute amounts:

	03/31/2026
		Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	25,642	(27,632)	(57,879)

Financial Instruments - Sensitivity analysis foreign exchange - derivative
The positions of outstanding derivatives are set forth below:

		Notional value		Fair value in R$
	Currency	03/31/2026	12/31/2025	03/31/2026	12/31/2025
Debt hedges
Assets
Swap CDI to Fixed	R$	9,081,789	8,788,534	2,752,897	2,525,172
Swap SOFR to Fixed	US$	2,464,149	2,400,260	511,285	492,458
Swap IPCA to CDI	R$	13,622,944	11,059,169	1,960,902	1,549,779
Pre-fixed Swap to CDI	R$	2,400,000	2,400,000	1,586,941	1,562,789
Swap CDI to SOFR	R$	3,399,600	3,399,600	971,697	915,431
Swap CNY to Fixed	CNY	2,600,000	2,600,000	528,655	509,116
				8,312,377	7,554,745
Liabilities
Swap CDI to Fixed	US$	1,691,530	1,635,783	(2,273,041)	(2,686,614)
Swap SOFR to Fixed	US$	2,464,149	2,400,260	(358,788)	(400,210)
Swap IPCA to CDI	R$	12,896,320	10,466,620	(2,533,338)	(2,210,556)
Pre-fixed Swap to CDI	R$	2,400,000	2,400,000	(1,329,418)	(1,554,427)
Swap CDI to SOFR	US$	660,171	660,171	(891,382)	(1,080,537)
Swap CNY to Fixed	US$	362,736	362,736	(449,939)	(473,828)
				(7,835,906)	(8,406,172)
				476,471	(851,427)
Cash flow hedge
Zero Cost Collar (US$ x R$)	US$	5,574,300	6,156,400	2,389,964	979,705
NDF (R$ x US$)	US$	63,000	90,000	43,027	24,355
				2,432,991	1,004,060
Commodity Hedge and other
Swap US-CPI (standing wood) (1)	US$	154,602	153,342	25,642	112,058
Zero Cost Collar (Brent)	US$	335,511	359,677	378,898	(33,279)
Swap VLSFO/Brent	US$		1,217		(1,100)
				404,540	77,679
				3,314,002	230,312

Current assets	2,907,968	1,556,978
Non-current assets	8,987,791	8,014,683
Current liabilities	(1,107,667)	(1,205,029)
Non-current liabilities	(7,474,090)	(8,136,320)
	3,314,002	230,312
(1)The embedded derivative refers to a swap contract for the sale of price variations in US$ and US-CPI within the term of a forest partnership with a standing wood supply contract.

Financial Instruments - Fair Value Maturity

	03/31/2026	12/31/2025
2026	1,377,007	351,949
2027	1,746,941	674,290
2028	192,309	96,273
2029 onwards	(2,255)	(892,200)
	3,314,002	230,312

Financial Instruments - Outstanding assets and liabilities
Financial Instruments - Fair Value Settled
The settled derivatives positions are set forth below:

	03/31/2026	12/31/2025
Cash flow hedge
Zero Cost Collar (R$ x US$)	34,350	9,922
NDF (R$ x US$)	16,922	(15,388)
NDF (€ x US$)		(26)
	51,272	(5,492)

Commodity Hedge and other	47,820	(712)
Swap VLSFO/Brent	47,820	(712)

Debt hedges
Swap CDI to Fixed (US$)	147,794	408,373
Swap IPCA to CDI (Brazilian Reais)	(140,343)	(321,139)
Swap Pre-Fixed to CDI	(304,358)
Swap RMB to fixed US$		(16,455)
Swap SOFR to SOFR (US$)		1,504
Swap CDI to SOFR (US$)	117,659	212,326
Swap SOFR to Fixed (US$)	22,065	252,250
	(157,183)	536,859
	(58,091)	530,655

Financial Instruments - Fair Value Hierarchy